ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 25.5%
	MIXED ALLOCATION - 25.5%
454,277	Arrow Reserve Capital Management ETF(d) (e) (Cost $45,466,810)	$ 45,250,532

	SHORT-TERM INVESTMENT — 75.3%
	MONEY MARKET FUND - 75.3%
133,945,980	First American Government Obligations Fund Class X, 5.27%(a)(b)(c) (Cost $133,945,980)	133,945,980

	TOTAL INVESTMENTS - 100.8% (Cost $179,412,790)	$ 179,196,512
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,401,568)
	NET ASSETS - 100.0%	$ 177,794,944

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.
(b)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).
(c)	All or a portion of this investment is pledged as collateral for swap agreements.
(d)	Affiliated Exchange-Traded Fund
(e)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2023

FINANCIAL INDEX SWAP
Notional Value at October 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 82,972,444	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/26/2024	$(811,148)

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of October 31, 2023.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
20	CAC Index	Nov-23	Morgan Stanley	$ 1,486,246	0.08%	$ (7,096)
62	CFE Vix	Feb-24	Morgan Stanley	1,241,412	0.07%	80
103	CFE Vix	Jan-24	Morgan Stanley	2,025,074	0.11%	(64,835)
48	Emini Nasdaq	Dec-23	Morgan Stanley	13,771,660	0.73%	(675,435)
39	Euro_Stoxx50	Dec-23	Morgan Stanley	1,670,573	0.09%	(54,509)
22	FTSE Index	Dec-23	Morgan Stanley	1,986,016	0.11%	(93,071)
173	Ice 3Mth Sonia Future	Dec-23	Morgan Stanley	49,659,515	2.65%	(5,023)
294	Mexican Peso CME	Dec-23	Morgan Stanley	8,101,468	0.43%	(78,670)
52	Osk Nikkei	Dec-23	Morgan Stanley	10,657,681	0.57%	(518,841)
7	Sfe Spi 200	Dec-23	Morgan Stanley	730,080	0.04%	(33,505)
57	Topix Index	Dec-23	Morgan Stanley	8,507,848	0.45%	(323,940)
						$ (1,854,845)

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(644)	2 Yr T-Note	Dec-23	Morgan Stanley	$ (130,349,648)	6.95%	$ 110,040
(740)	5 Yr T-Note	Dec-23	Morgan Stanley	(77,308,590)	4.12%	847,194
(761)	Aussie 10Yr Bond	Dec-23	Morgan Stanley	(52,262,094)	2.79%	1,267,227
(2,477)	Aussie 3 Yr Bond	Dec-23	Morgan Stanley	(163,941,157)	8.74%	1,553,528
(435)	Australian Dollar CME	Dec-23	Morgan Stanley	(27,659,299)	1.47%	81,752
(155)	British Pound CME	Dec-23	Morgan Stanley	(11,787,008)	0.63%	(939)
(683)	Canadian Dollar CME	Dec-23	Morgan Stanley	(49,270,119)	2.63%	559,330
(23)	CFE Vix	Dec-23	Morgan Stanley	(432,935)	0.02%	21,291
(136)	CFE Vix	Nov-23	Morgan Stanley	(2,461,124)	0.13%	232,248
(5)	Dax Index	Dec-23	Morgan Stanley	(1,906,203)	0.10%	(4,335)
(5)	Emini S&P	Dec-23	Morgan Stanley	(1,021,265)	0.05%	(4,219)
(1,425)	Erx 2 Bund	Dec-23	Morgan Stanley	(158,542,379)	8.45%	(374,530)
(583)	Erx Bobl	Dec-23	Morgan Stanley	(71,717,955)	3.82%	(299,749)
(191)	Eur/Usd CME	Dec-23	Morgan Stanley	(25,320,301)	1.35%	(42,484)
(1,068)	Euribor	Jun-24	Morgan Stanley	(272,237,428)	14.51%	(535,112)
(473)	Euro Bund	Dec-23	Morgan Stanley	(64,593,218)	3.44%	101,620
(287)	Gilts	Dec-23	Morgan Stanley	(32,493,070)	1.73%	32,722
(100)	Hang Seng Index	Nov-23	Morgan Stanley	(10,942,152)	0.58%	234,145
(9)	Japan Govt Bond Ose	Dec-23	Morgan Stanley	(8,276,832)	0.44%	24,183
(697)	Japanese Yen CME	Dec-23	Morgan Stanley	(57,931,697)	3.09%	1,027,666
(142)	Mini Dow	Dec-23	Morgan Stanley	(23,458,172)	1.25%	121,715
(208)	Swiss Franc CME	Dec-23	Morgan Stanley	(28,674,001)	1.53%	132,639
(1,390)	Three-Month Sofr	Mar-24	Morgan Stanley	(328,758,076)	17.52%	(66,929)
(619)	Us 10 Yr Notes	Dec-23	Morgan Stanley	(65,692,306)	3.50%	1,386,039
(291)	Us T.Bond	Dec-23	Morgan Stanley	(31,839,905)	1.70%	1,296,523
						$ 7,701,565
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 4.13%.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2023

COMMODITY INDEX SWAP ++
Notional Value at October 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 97,769,843	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$ (913,527)

			Net Unrealized Depreciation on Swap Contracts			$ (1,724,675)
++ All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of October 31, 2023.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
403	Aluminium LME	Dec-23	Morgan Stanley	$ 22,655,417	6.54%	$ 29,747
80	Brent Oil	Feb-24	Morgan Stanley	6,728,230	1.94%	(306,616)
415	Cocoa NY	Dec-23	Morgan Stanley	15,843,486	4.57%	636,631
43	Cotton	Dec-23	Morgan Stanley	1,757,526	0.51%	(134,880)
60	Crude Oil	Dec-23	Morgan Stanley	4,861,141	1.40%	(367,117)
53	Gas Oil LDN	Dec-23	Morgan Stanley	4,518,683	1.30%	(64,008)
39	Gasoline Blendstock	Dec-23	Morgan Stanley	3,663,953	1.06%	(172,316)
45	Heating Oil	Dec-23	Morgan Stanley	5,529,887	1.60%	(251,741)
407	Iron Ore Cfr China Future	Jan-24	Morgan Stanley	4,761,892	1.37%	196,720
284	Iron Ore Cfr China Future	Nov-23	Morgan Stanley	3,455,166	1.00%	195,563
101	Live Cattle	Dec-23	Morgan Stanley	7,438,198	2.15%	(162,696)
76	Nickel LME	Dec-23	Morgan Stanley	8,186,389	2.36%	(485,079)
437	Sugar NY	Mar-24	Morgan Stanley	13,250,313	3.82%	(222,264)
157	Zinc LME	Dec-23	Morgan Stanley	9,559,556	2.76%	(279,680)
						$ (1,387,736)
Open Short Future Contracts
(515)	Aluminium LME	Dec-23	Morgan Stanley	(28,954,728)	8.35%	(218,251)
(60)	Beanmeal	Dec-23	Morgan Stanley	(2,585,969)	0.75%	(258,135)
(321)	Beanoil	Dec-23	Morgan Stanley	(9,892,750)	2.85%	285,441
(44)	Coffee NY	Dec-23	Morgan Stanley	(2,776,872)	0.80%	(249,065)
(457)	Corn	Dec-23	Morgan Stanley	(10,948,330)	3.16%	190,190
(87)	Hi Gr. Copper	Dec-23	Morgan Stanley	(7,896,101)	2.28%	(136,191)
(120)	Kcbt Red Wheat	Dec-23	Morgan Stanley	(3,775,454)	1.09%	283,546
(102)	Lean Hogs	Dec-23	Morgan Stanley	(2,934,810)	0.85%	(188,319)
(99)	Natural Gas	Dec-23	Morgan Stanley	(3,551,514)	1.02%	(240,577)
(22)	Natural Gas Ttf (Gts)	Dec-23	Morgan Stanley	(817,775)	0.24%	74,209
(189)	Nickel LME	Dec-23	Morgan Stanley	(20,412,814)	5.89%	1,973,756
(155)	Platinum NMX	Jan-24	Morgan Stanley	(7,342,248)	2.12%	(324,016)
(57)	Silver Cmx	Dec-23	Morgan Stanley	(6,546,884)	1.89%	(219,725)
(28)	Soybeans	Jan-24	Morgan Stanley	(1,804,601)	0.52%	4,217
(335)	Wheat	Dec-23	Morgan Stanley	(9,328,472)	2.69%	213,256
(371)	Wpg Canola	Jan-24	Morgan Stanley	(3,626,788)	1.05%	202,631
(233)	Zinc LME	Dec-23	Morgan Stanley	(14,160,092)	4.09%	141,007
						$ 1,533,974
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 27.98%.